PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Major classes of property and equipment

The major classes of property and equipment are as follow at December 31, 2020 and 2019:

	December 31,	December 31,
	2020	2019
Furniture, fixtures and equipment	$1,569,328	$1,290,183
Less: Accumulated depreciation	(1,227,148)	(1,030,002)
	$342,180	$260,181